PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2022	2021
Cost:

Software, computers and peripheral equipment	$8,378	$6,388
Office furniture and equipment	887	883
Capitalized development costs	18,750	13,795
Leasehold improvements	3,999	3,971
	32,014	25,037

Accumulated depreciation	18,746	14,152

Depreciated cost	$13,268	$10,885